STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 78.1%
Aerospace & Defense - 2.6%
Bombardier, Sr. Unscd. Notes		7.50	3/15/2025	2,160,000	[b]	2,192,400
TransDigm, Gtd. Notes		6.50	5/15/2025	1,185,000		1,233,881
					3,426,281
Automobiles & Components - 1.1%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	485,000		494,094
Tenneco Inc, Sr. Scd. Bonds	EUR	5.00	7/15/2024	920,000		1,033,667
					1,527,761
Building Materials - .4%
Griffon, Gtd. Notes		5.25	3/1/2022	530,000		535,805
Chemicals - 2.1%
CVR Partners, Scd. Notes		9.25	6/15/2023	1,315,000	[b]	1,374,162
INEOS Group Holdings, Scd. Notes		5.63	8/1/2024	540,000	[b]	555,698
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	875,000	[b]	894,959
					2,824,819
Collateralized Loan Obligations Debt - 19.9%
Battalion CLO VII, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		8.31	7/17/2028	750,000	[b,c]	730,316
Cairn CLO III, Ser. 2013-3A, Cl. F, 6 Month EURIBOR +6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[b,c]	3,095,161
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[b,c]	1,885,324
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, Cl. E, 3 Month EURIBOR +7.75% @ Floor	EUR	7.75	1/18/2030	2,000,000	[b,c]	2,080,246
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		7.00	4/18/2031	1,000,000	[b,c]	900,138
Dryden 49 Senior Loan Fund CLO, Ser. 2017-49A, Cl. E, 3 Month LIBOR +6.30%		8.30	7/18/2030	1,350,000	[b,c]	1,290,621
Euro-Galaxy IV CLO, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR +6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[b,c]	1,951,162
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.00	7/16/2031	750,000	[b,c]	626,803
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		8.52	10/17/2030	1,000,000	[b,c]	899,398
Ozlm Vi CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.05	4/17/2031	2,000,000	[b,c]	1,609,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 78.1% (continued)
Collateralized Loan Obligations Debt - 19.9% (continued)
OZLM XIII CLO, Ser. 2015-13A, Cl. D, 3 Month LIBOR +5.45%		7.39	7/30/2027	2,250,000	[b,c]	1,906,046
OZLME III CLO, Ser. 3X, Cl. F, 3 Month EURIBOR +6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[c]	942,495
Penta CLO 2, Ser. 2015-2A, Cl. F, 3 Month EURIBOR +5.48% @ Floor	EUR	5.48	8/4/2028	3,000,000	[b,c]	3,018,800
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		7.75	5/20/2031	750,000	[b,c]	677,615
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		8.25	4/18/2031	750,000	[b,c]	591,707
St Paul's CLO V, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[b,c]	3,790,221
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.32	10/20/2031	1,000,000	[b,c]	799,415
					26,795,014
Collateralized Loan Obligations Equity - 2.7%
Dryden 36 Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUB		4.79	4/15/2029	2,450,931	[b,d]	1,173,962
Dryden 36 Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUBR		4.79	4/15/2029	484,569	[b,d]	232,102
KVK CLO, Ser. 2018-1A, Cl. SUB1		2.23	5/20/2029	4,000,000	[b,d]	891,825
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		4.55	1/20/2029	3,000,000	[b,d]	1,366,479
					3,664,368
Commercial & Professional Services - 2.2%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	685,000	[b]	536,297
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,000,000		826,991
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	828,000	[b]	753,472
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	759,000	[b]	799,322
					2,916,082
Consumer Discretionary - 2.6%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	585,000		745,345
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	690,000	[b]	714,436
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	605,000	[b]	677,594
Scientific Games International, Gtd. Notes		10.00	12/1/2022	246,000		252,765
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	460,000		473,991
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	560,000	[b]	590,007
					3,454,138

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 78.1% (continued)
Consumer Staples - .2%
Prestige Brands, Gtd. Notes		6.38	3/1/2024	290,000	[b]	302,685
Diversified Financials - 9.5%
Amigo Luxembourg, Sr. Scd. Notes	GBP	7.63	1/15/2024	1,410,000		1,746,119
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	540,000	[b]	689,756
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	1,465,000		1,972,007
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,165,000	[b]	1,186,832
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/2023	830,000		1,055,231
Global Aircraft Leasing, Sr. Unscd. Notes		6.50	9/15/2024	650,000	[b]	666,445
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	975,000		1,016,842
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/2024	650,000		862,997
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	1,485,000	[b]	1,592,648
Navient, Sr. Unscd. Notes		5.88	10/25/2024	525,000		560,432
Navient, Sr. Unscd. Notes		6.50	6/15/2022	200,000		217,404
Navient, Sr. Unscd. Notes		7.25	9/25/2023	195,000		216,936
Quicken Loans, Gtd. Notes		5.75	5/1/2025	900,000	[b]	937,004
					12,720,653
Energy - 3.7%
Carrizo Oil & Gas, Gtd. Notes		6.25	4/15/2023	455,000		439,070
Genesis Energy, Gtd. Bonds		5.63	6/15/2024	1,110,000		1,005,011
Gulfport Energy, Gtd. Notes		6.38	5/15/2025	1,040,000		679,032
Nabors Industries, Gtd. Notes		5.50	1/15/2023	200,000		176,500
Precision Drilling, Gtd. Notes		7.75	12/15/2023	1,485,000		1,411,366
Shelf Drilling Holdings, Gtd. Notes		8.25	2/15/2025	860,000	[b]	731,808
SM Energy, Sr. Unscd. Notes		5.63	6/1/2025	230,000		209,970
Transocean Sentry, Sr. Scd. Notes		5.38	5/15/2023	350,000	[b]	350,872
					5,003,629
Environmental Control - 1.4%
Covanta Holding, Sr. Unscd. Notes		5.88	3/1/2024	460,000		475,141
GFL Environmental, Sr. Unscd. Notes		5.38	3/1/2023	1,445,000	[b]	1,455,838
					1,930,979
Food Products - 1.6%
Albertsons, Gtd. Notes		6.63	6/15/2024	2,100,000		2,208,171
Forest Products & Other - 1.2%
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	1,520,000		1,619,127
Health Care - 4.7%
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,720,000	[b]	1,793,048
Eagle Holding II, Sr. Unscd. Notes		7.63	5/15/2022	1,155,000	[b]	1,172,317
Eagle Holding II, Unscd. Notes		7.75	5/15/2022	300,000	[b]	305,623

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 78.1% (continued)
Health Care - 4.7% (continued)
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	1,340,000	[b]	1,323,241
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	2,035,000	[b]	1,693,616
					6,287,845
Information Technology - .9%
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	1,095,000	[b]	1,181,220
Insurance - 1.4%
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,845,000	[b]	1,858,819
Materials - 3.1%
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/2025	780,000	[b]	820,950
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	991,000	[b]	946,395
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,670,000	[b]	1,586,483
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	775,000	[b]	803,578
					4,157,406
Media - 4.5%
Altice Finco, Scd. Notes		7.63	2/15/2025	829,000	[b]	853,178
Altice Luxembourg, Gtd. Notes		7.63	2/15/2025	1,060,000	[b]	1,106,375
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,150,000		1,151,438
Entercom Media, Gtd. Notes		7.25	11/1/2024	945,000	[b]	999,730
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	750,000	[b]	759,686
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	207,000	[b]	211,743
The EW Scripps Company, Gtd. Notes		5.13	5/15/2025	60,000	[b]	61,000
Townsquare Media, Gtd. Notes		6.50	4/1/2023	645,000	[b]	650,105
Virgin Media Receivables Financing, Sr. Scd. Bonds	GBP	5.50	9/15/2024	200,000		264,989
					6,058,244
Metals & Mining - 2.1%
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	1,580,000	[b]	1,556,300
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	1,265,000	[b]	1,271,312
					2,827,612
Real Estate - .4%
Haya Finance 2017, Sr. Scd. Bonds	EUR	5.25	11/15/2022	500,000		518,074
Retailing - .4%
New Look Financing, Sr. Scd. Bonds	GBP	12.00	5/3/2024	240,686		185,218
New Look Secured Issuer, Sr. Scd. Bonds	GBP	6.50	7/1/2022	635,000	[e]	155,016
Shop Direct Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	200,000	[b]	246,060
					586,294
Technology Hardware & Equipment - .9%
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	1,120,000	[b]	1,156,389

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 78.1% (continued)
Telecommunication Services - 7.4%
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	920,000	[b]	863,641
CommScope, Gtd. Notes		5.50	6/15/2024	1,295,000	[b]	1,272,622
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,240,000	[b]	1,319,980
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	545,000	[b]	320,188
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	1,535,000	[b]	1,266,375
Iridium Communications, Sr. Unscd. Notes		10.25	4/15/2023	725,000	[b]	777,262
Plantronics, Gtd. Notes		5.50	5/31/2023	415,000		391,382
Sprint, Gtd. Notes		7.63	2/15/2025	2,370,000		2,601,786
Sprint, Gtd. Notes		7.88	9/15/2023	1,095,000		1,206,553
					10,019,789
Utilities - 1.1%
Calpine, Sr. Unscd. Notes		5.75	1/15/2025	485,000		493,488
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	790,000		1,034,590
					1,528,078
Total Bonds and Notes (cost $111,547,138)				105,109,282

Floating Rate Loan Interests - 66.3%
Advertising - 1.4%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.39	9/29/2024	685,000	[c]	685,000
Clear Channel Outdoor Holdings, Term B Loan, 1 Month LIBOR +3.50%		5.20	8/21/2026	442,875	[c]	444,773
Polyconcept North America Holdings, First Lien Closing Date Term Loan, 1 Month LIBOR +3.75%		5.67	8/16/2023	735,028	[c]	731,353
					1,861,126
Automobiles & Components - .7%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%		7.66	12/19/2025	547,250	[c]	547,934
Panther BF Aggregator 2, Initial Term Loan, 1 Month LIBOR +3.50%		5.40	4/30/2026	425,829	[c]	426,364
					974,298
Building Materials - 1.1%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.89	10/25/2023	535,000	[c]	516,128
NCI Building Systems, Initial Term Loan, 1 Month LIBOR +3.75%		5.75	4/12/2025	571,005	[c]	565,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Building Materials - 1.1% (continued)
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.25%		5.17	5/31/2026	330,482	[c]	332,548
					1,413,971
Chemicals - 1.3%
AgroFresh, Term Loan, 2-3 Month LIBOR +4.75%		6.65	7/31/2021	734,655	[c]	644,660
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +3.00%		4.94	9/7/2021	70,559	[c]	57,364
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +3.00%		4.94	9/7/2021	426,823	[c]	347,007
Cyanco Intermediate, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.40	3/16/2025	226,540	[c]	227,248
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		6.75	10/16/2025	418,154	[c]	407,700
					1,683,979
Commercial & Professional Services - 8.0%
Avsc Holding, Term Loan, 3 Month LIBOR +4.50%		6.49	9/27/2026	490,405	[c]	482,132
AVSC Holding, Initial Term Loan, 3 Month LIBOR +3.25%		5.17	3/1/2025	125,000	[c]	121,719
AVSC Holding, Second Lien Initial Loan, 3 Month LIBOR +7.25%		9.17	9/1/2025	207,000	[c]	196,650
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.90	2/7/2026	184,543	[c]	185,640
Creative Artists Agency, Term Loan, 1 Month LIBOR +3.75%		5.55	11/26/2026	219,054	[c]	219,510
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.91	1/31/2024	224,389	[c]	225,698
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		6.45	4/18/2025	449,224	[c]	444,871
Indigocyan Holdco 3, Term Loan, 3 Month LIBOR +4.75%	GBP	5.54	12/31/2024	2,000,000	[c]	2,580,233
Minerva Bidco, Term Loan, 3 Month LIBOR +4.75% @ Floor	GBP	4.50	8/31/2025	1,000,000	[c]	1,289,308
National Intergovernmental, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		5.65	5/23/2025	288,542	[c]	285,476
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%		9.38	1/1/2026	1,000,000	[c]	980,000
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.14	5/1/2025	554,343	[c]	551,363

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Commercial & Professional Services - 8.0% (continued)
Prime Security Services Borrower, Term Loan, 1 Month LIBOR +3.25%		5.01	9/23/2026	525,000	[c]	520,244
Sabert, Term Loan, 3 Month LIBOR +4.50%		6.25	11/26/2026	341,246	[c]	340,820
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%		6.42	8/27/2025	790,791	[c]	793,558
Wand NewCo 3, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.39	2/5/2026	603,487	[c]	606,656
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%		6.67	11/29/2024	969,649	[c]	971,564
					10,795,442
Consumer Discretionary - 1.3%
Hayward Industries, Initial Term Loan, 1 Month LIBOR +3.50%		5.41	8/4/2024	104,654	[c]	103,117
Stars Group Holdings, Term Loan, 3 Month LIBOR +3.50%		5.49	7/10/2025	518,271	[c]	521,098
UFC Holdings, Term B Loan, 1 Month LIBOR +3.25%		4.95	4/29/2026	324,211	[c]	326,187
Univar USA, Term Loan, 1 Month LIBOR +2.00%		3.80	11/22/2026	43,671	[c]	43,768
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +5.54%		5.64	12/15/2024	807,602	[c]	768,066
					1,762,236
Consumer Staples - .4%
Kik Custom Products, Term B-3 Loan, 3 Month LIBOR +4.00%		5.92	5/15/2023	505,000	[c]	487,997
Diversified Financials - 1.4%
Capital Automotive, Second Lien Initial B Term Loan, 1 Month LIBOR +6.00%		8.11	3/24/2025	1,094,785	[c]	1,100,948
VFH Parent, Initial Term Loan, 3 Month LIBOR +3.50%		5.42	3/1/2026	810,008	[c]	810,600
					1,911,548
Electronic Components - 1.6%
Idemia Identity & Securities, Term Loan B1, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	2,000,000	[c]	2,173,103
Energy - 3.7%
Blackstone CQP Holdco, Initial Term Loan, 3 Month LIBOR +3.50%		5.63	9/30/2024	323,164	[c]	323,390
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		5.92	5/29/2025	297,739	[c]	241,168

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Energy - 3.7% (continued)
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		6.20	7/18/2025	720,578	[c]	578,264
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%		9.41	12/19/2022	507,267	[c]	506,633
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%		5.92	5/22/2026	794,159	[c]	754,121
Lucid Energy Group II, Initial Term Loan, 1 Month LIBOR +3.00%		4.90	2/18/2025	853,734	[c]	740,435
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%		5.40	11/14/2025	456,474	[c]	459,897
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%		6.88	3/11/2026	847,250	[c]	815,478
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		7.88	6/21/2026	565,000	[c]	536,750
					4,956,136
Food Products - .2%
Atkins Nutritionals Holdings, Term Loan, 3 Month LIBOR +3.75%		5.73	7/7/2024	322,524	[c]	324,943
Food Service - 1.6%
Telfer Investments, Term Loan B1, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2026	2,000,000	[c]	2,216,070
Health Care - 7.5%
Air Medical Group Holdings, 2017-2 New Term Loan, 1 Month LIBOR +4.25%		6.39	3/14/2025	295,000	[c]	275,703
Air Medical Group Holdings, 2018 Term Loan, 1 Month LIBOR +3.25%		5.17	4/28/2022	520,000	[c]	492,123
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		5.44	4/21/2024	417,863	[c]	347,680
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.17	8/31/2024	496,202	[c]	491,603
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.60	9/28/2024	722,086	[c]	674,847
Auris Luxembourg III, Facility B1 Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/21/2026	1,000,000	[c]	1,104,366
Auris Luxembourg III, Facility B2 Term Loan, 1 Month LIBOR +3.75%		5.66	2/21/2026	600,000	[c]	596,715
Avantor Funding, Initial B-2 Dollar Term Loan, 1 Month LIBOR +3.00%		5.16	11/21/2024	191,081	[c]	192,694

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Health Care - 7.5% (continued)
CPI Holdco, Term Loan, 3 Month LIBOR +4.25%	6.19	11/4/2026	415,359	[c]	415,359
Dental Corp of Canada, Initial Term Loan, 1 Month LIBOR +3.75%	5.67	6/6/2025	784,533	[c]	768,599
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%	5.75	10/10/2025	1,191,000	[c]	941,450
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.42	3/5/2026	426,138	[c]	411,223
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%	6.93	6/15/2021	741,156	[c]	738,376
MED ParentCo, First Lien Delayed Draw Term Loan, 3 Month LIBOR +4.25%	5.95	8/31/2026	138,366	[c]	137,588
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%	5.95	8/31/2026	554,120	[c]	551,004
Ortho-Clinical Diagnostics, Refinancing Term Loan, 3 Month LIBOR +3.25%	5.17	6/1/2025	675,000	[c]	667,406
Petvet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%	8.15	2/15/2026	400,000	[c]	392,250
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%	5.17	8/31/2024	850,000	[c]	839,800
				10,038,786
Industrial - 4.8%
1199169 BC, Initial Term B-2 Loan, 3 Month LIBOR +4.00%	6.01	4/4/2026	313,677	[c]	315,294
Brand Industrial Service, Initial Term Loan, 2-3 Month LIBOR +4.25%	6.38	6/21/2024	1,078,912	[c]	1,058,683
Dynasty Acquisition Company I, Initial Term B-1 Loan, 3 Month LIBOR +4.00%	6.01	4/8/2026	583,440	[c]	586,448
North American Lifting Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.42	11/27/2020	473,725	[c]	393,428
Qualtek USA, Term Loan, 3 Month LIBOR +6.25%	8.18	7/18/2025	318,277	[c]	312,111
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%	5.10	3/28/2025	600,000	[c]	575,457
Travelport Finance, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.92	5/30/2026	1,189,796	[c]	1,090,484
USIC Holdings, Term B Loan, 1 Month LIBOR +3.00%	5.15	12/9/2023	325,000	[c]	321,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Industrial - 4.8% (continued)
Verra Mobility, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.67	2/28/2025	823,460	[c]	828,220
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%		7.00	7/11/2025	975,000	[c]	918,938
					6,400,813
Information Technology - 7.8%
Boxer Parent, Initial Dollar Term Loan, 3 Month LIBOR +4.25%		6.31	10/2/2025	567,143	[c]	546,938
Camelia Bidco, Term Loan, 3 Month LIBOR +4.75%	GBP	5.51	10/5/2024	2,000,000	[c]	2,586,700
Compuware, Senior Secured Term Loan, 1 Month LIBOR +4.00%		5.70	8/23/2025	737,208	[c]	742,431
Dcert Buyer, Term B Loan, 3 Month LIBOR +4.00%		6.00	10/16/2026	630,514	[c]	627,166
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%		6.90	2/8/2026	852,752	[c]	858,350
Emerald TopCo, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.20	7/26/2026	188,401	[c]	187,896
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.25%		5.40	7/1/2024	349,174	[c]	350,593
Hyland Software, Senior Secured Second Lien Initial Loan, 1 Month LIBOR +7.00%		8.90	7/10/2025	207,500	[c]	210,612
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.15	12/1/2024	197,000	[c]	189,243
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		6.15	5/18/2025	871,594	[c]	868,330
Rackspace Hosting, Term Loan, 3 Month LIBOR +3.00%		4.90	11/3/2023	430,000	[c]	404,798
SCS Holdings I, Initial Term Loan, 3 Month LIBOR +4.25%		6.29	7/3/2026	373,748	[c]	374,402
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.64	5/3/2026	409,252	[c]	411,724
Unit4, Facility B3 Term Loan, 1 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/30/2023	1,987,635	[c]	2,180,197
					10,539,380
Insurance - 5.9%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR +3.00%		4.90	5/10/2025	810,000	[c]	803,168

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Insurance - 5.9% (continued)
AssuredPartners, 2017 September Refinancing Term Loan, 1 Month LIBOR +3.50%	5.14	10/22/2024	591,497	[c]	590,574
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.48	8/4/2025	3,750,000	[c]	3,786,337
HUB International, Term Loan, 3 Month LIBOR +4.00%	5.90	4/25/2025	550,337	[c]	552,599
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%	6.42	2/28/2025	87,351	[c]	81,891
Mayfield Agency Borrower, Second Lien Term B Loan, 1 Month LIBOR +8.50%	10.42	2/28/2026	578,000	[c]	583,419
Sedgwick CMS, Term B Loan, 1 Month LIBOR +4.00%	5.92	9/4/2026	226,647	[c]	226,647
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	5.34	12/31/2025	745,000	[c]	733,292
USI, Term Loan, 3 Month LIBOR +4.00%	5.94	11/20/2026	612,883	[c]	613,649
				7,971,576
Internet Software & Services - 1.1%
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.75	10/11/2025	835,290	[c]	822,552
Web.com Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	9.75	10/11/2026	112,586	[c]	108,576
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	6.63	12/21/2025	602,112	[c]	603,618
				1,534,746
Materials - 3.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.40	7/31/2025	746,158	[c]	640,450
Charter NEX US, Incremental Term Loan, 1 Month LIBOR +3.50%	5.40	5/16/2024	428,132	[c]	429,158
Flex Acquisition, Incremental B-2018 Term Loan, 3 Month LIBOR +3.25%	5.35	6/29/2025	745,000	[c]	724,326
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%	5.95	10/19/2023	248,087	[c]	240,644
LABL, Initial Dollar Term Loan, 1 Month LIBOR +4.50%	6.20	7/2/2026	353,218	[c]	353,513
Murray Energy, Superpriority Term B-2 Loan, 1 Month LIBOR +7.25%	9.28	10/17/2022	488,400	[c,e]	113,065

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Materials - 3.1% (continued)
Plaze, Initial Term Loan, 3 Month LIBOR +3.50%		5.39	8/3/2026	220,292	[c]	219,098
Tecomet, 2017 First Lien Term Loan, 1 Month LIBOR +3.25%		5.17	5/1/2024	450,000	[c]	450,376
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		5.67	11/30/2023	987,318	[c]	971,891
					4,142,521
Media - 1.3%
Diamond Sports Group, Term B Loan, 3 Month LIBOR +3.25%		5.17	8/24/2026	461,655	[c]	461,222
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		5.19	10/20/2025	175,000	[c]	165,025
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.94	10/19/2026	407,263	[c]	372,645
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		4.89	3/15/2024	127,000	[c]	124,590
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%		5.22	8/19/2023	681,729	[c]	664,345
					1,787,827
Retailing - 4.2%
1011778 BC, Term Loan, 1 Month LIBOR +1.75%		3.45	11/14/2026	131,032	[c]	131,163
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		6.93	9/25/2024	890,909	[c]	877,545
Comfort Holding, First Lien Initial Term Loan, 1 Month LIBOR + 4.75%		6.64	2/3/2024	734,925	[c]	727,575
EG Finco, Term Loan, 3 Month LIBOR +4.75%	GBP	5.51	2/5/2025	2,280,231	[c]	2,850,650
Staples, 2019 Refinancing New Term B-1 Loan, 3 Month LIBOR +5.00%		7.00	4/12/2026	848,747	[c]	839,585
Talbots, First Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.92	11/28/2022	217,442	[c]	210,919
					5,637,437
Semiconductors & Semiconductor Equipment - .3%
Natel Engineering, Initial Term Loan, 1 Month LIBOR +5.00%		6.90	4/30/2026	253,042	[c]	244,185
Ultra Clean Holdings, Term Loan, 3 Month LIBOR +4.50% @ Floor		4.50	8/27/2025	165,000	[c]	165,206
					409,391

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 66.3% (continued)
Technology Hardware & Equipment - 2.0%
Mcafee, Second Lien Initial Term Loan, 1 Month LIBOR +8.50%	10.60	9/28/2025	405,682	[c]	409,029
McAfee, Term B USD Loan, 1 Month LIBOR +3.75%	5.64	9/29/2024	971,551	[c]	973,679
Perforce Software, First Lien Term Loan, 1 Month LIBOR +4.50%	6.20	7/8/2026	350,000	[c]	349,344
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	6.39	11/2/2025	265,483	[c]	261,501
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.90	8/20/2025	750,000	[c]	726,094
				2,719,647
Telecommunication Services - 4.2%
Altice France, Incremental Term B-13 Loan, 1 Month LIBOR +4.00%	5.90	8/14/2026	1,295,000	[c]	1,288,926
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	5.28	4/4/2026	692,201	[c]	689,027
Connect Finco, Term Loan B, 1 Month LIBOR +4.50%	6.20	9/23/2026	705,000	[c]	702,885
Intelsat Jackson Holdings, Tranche B-4 Term Loan, 1 Month LIBOR +4.50%	6.56	1/2/2024	211,190	[c]	210,286
Iridium Satellite, Term Loan, 1 Month LIBOR +3.75%	5.55	11/4/2026	1,117,704	[c]	1,130,105
MTN Infrastructure TopCo , Initial Term Loan, 1 Month LIBOR +3.00%	4.90	11/17/2024	530,000	[c]	529,504
West, Initial Term B Loan, 1 Month LIBOR +4.00%	5.99	10/10/2024	1,427,754	[c]	1,161,392
				5,712,125
Utilities - 1.4%
Eastern Power, Term B Loan, 1 Month LIBOR +3.75%	5.66	10/2/2023	587,928	[c]	589,092
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	5.67	6/3/2024	1,030,000	[c]	989,547
Pike, 2019 New Term Loan, 3 Month LIBOR +3.25%	4.95	7/24/2026	310,538	[c]	311,580
				1,890,219
Total Floating Rate Loan Interests (cost $91,230,435)			89,345,317
Description			Shares		Value ($)
Common Stocks - .0%
Retailing - .0%
New Look Secured Issuer (cost $43,303)			1,589,392	[f]	32,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 6.6%
Registered Investment Companies - 6.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,898,700)	1.63	8,898,700	[g] 8,898,700
Total Investments (cost $211,719,576)		151.0%	203,386,189
Liabilities, Less Cash and Receivables		(51.0%)	(68,684,054)
Net Assets		100.0%	134,702,135

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $74,696,358 or 55.45% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

e Non-income producing—security in default.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	30,459,382	−	30,459,382
Corporate Bonds	−	74,649,900	−	74,649,900
Equity Securities-Common Stocks	−	32,890††	−	32,890
Floating Rate Loan Interests	−	89,345,317	−	89,345,317
Investment Companies	8,898,700	−	−	8,898,700
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	121,993	−	121,993
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	(39,657)	−	(39,657)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	9,497,655	British Pound	7,355,000	12/19/19	(23,389)
Goldman Sachs
United States Dollar	26,499,339	Euro	23,920,000	12/19/19	104,604
British Pound	1,530,000	United States Dollar	1,978,727	12/23/19	2,286
United States Dollar	11,380,000	British Pound	8,797,933	12/23/19	(11,385)
Euro	1,060,000	United States Dollar	1,174,974	12/23/19	(4,883)
United States Dollar	3,600,000	Euro	3,247,604	12/23/19	15,103
Gross Unrealized Appreciation					121,993
Gross Unrealized Depreciation					(39,657)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

NOTES

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are

NOTES

generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2019, accumulated net unrealized depreciation on investments was $8,333,387, consisting of $2,420,942 gross unrealized appreciation and $10,754,329 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.